DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITY
DERIVATIVE LIABILITY

NOTE 10. DERIVATIVE LIABILITY

In September 2021, the Company completed a financing transition and received $2,500,000 from the Purchaser and in exchange issued an 18% Original Issue Discount Convertible Debenture in the principal amount of $3,048,781. The debenture includes voluntary and automatic conversion features at a variable conversion prices convertible into the Company’s common shares at an undetermined future date. The Company analyzed the conversion features of the debenture agreement for derivative accounting and determined the embedded conversion features should be classified as a derivative because the exercise price of the convertible note is subject to a variable conversion rate and should therefore be accounted for at fair value. The Company bifurcated the conversion feature of the debenture and recorded a derivative liability.

The embedded derivative for the debenture is carried on the Company’s balance sheet at fair value. The derivative liability is marked to market each measurement period and any unrealized change in fair value is recorded as a component of the consolidated statement of operations and the associated fair value carrying amount on the balance sheet was adjusted by the change. The fair value the embedded derivative was estimated using a Monte Carlo simulation model based on the following assumptions: (1) expected volatility of 120%, (2) risk-free interest rate of 0.05%, and (3) expected life from 4 to 6 months. On September 28, 2021, the Closing Date of the transaction, the fair value of the embedded derivative was $980,000 and is amortized to interest expense over the term of the Debenture.

Upon completing a cash payment of the principal balance of the Convertible Debenture on May 19, 2022, the voluntary and automatic conversion feature associated with the derivative liability no longer existed. Utilizing level 3 inputs, the Company recorded a fair market value net gain of $1,040,000 for the year ended December 31, 2022. The fair value of the embedded derivative recorded on the balance sheet as a liability was none at December 31, 2022.

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2020	$-
Fair value of derivatives issued	980,000
Fair value adjustments	60,000
Balance at December 31, 2021	$1,040,000

Balance at December 31, 2021	$1,040,000
Fair value of derivatives issued	-
Fair value adjustments	(1,040,000)
Balance at December 31, 2022	$-